Operating Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Summary of operating segments
Segment revenue and results
For the year ended December
 31, 2018

	Investment banking	Asset management	Strategic investment	Total
	HK$	HK$	HK$	HK$
Segment revenue (Note 5)
Revenue
—from contracts with customers	288,591,129	78,946,986	—	367,538,115
—others	—	—	355,688,019	355,688,019
Intersegment	—	172,809	—	172,809

	288,591,129	79,119,795	355,688,019	723,398,943
Reconciliation
Intersegment				(172,809)

				723,226,134

Segment results	254,901,096	57,385,943	350,306,996	662,594,035

Unallocated other income				15,372,350
Unallocated finance costs				(3,666,040)
Corporate and other unallocated expenses				(65,335,119)

Profit before tax				608,965,226

Other segment information
Depreciation				334,841
Capital expenditure				14,214

For the year ended December 31, 2019

	Investment banking	Asset management	Strategic investment	Total
	HK$	HK$	HK$	HK$
Segment revenue (Note 5)
Revenue
—from contracts with customers	455,955,912	124,050,364	—	580,006,276
—others	—	—	624,167,735	624,167,735

	455,955,912	124,050,364	624,167,735	1,204,174,011
Segment results	413,354,182	109,182,198	624,167,734	1,146,704,114

Unallocated other income				22,088,780
Unallocated finance costs				(27,705,955)
Corporate and other unallocated expenses				(151,832,967)

Profit before tax				989,253,972

Other segment information
Depreciation				113,919
Capital expenditure				13,710

For the year ended December 31, 2020

	Investment banking	Asset management	Strategic investment	Total
	HK$	HK$	HK$	HK$

Segment revenue (Note 5)
Revenue
—from contracts with customers	376,324,880	230,938,245	—	607,263,125
—others	—	—	511,277,048	511,277,048

	376,324,880	230,938,245	511,277,048	1,118,540,173
Segment results	339,933,098	225,338,122	511,277,048	1,076,548,268

Unallocated other income				111,867,468
Unallocated finance costs				(21,510,079)
Unallocated net changes in fair value on derivative financial liability				7,765,148
Corporate and other unallocated expenses				(173,250,588)

Profit before tax				1,001,420,217

Other segment information
Depreciation				30,374
Capital expenditure				110,734

Summary of segment assets and liabilities
Segment assets and liabilities

	December 31,
	2019	2020
	HK$	HK$
Segment assets
Investment banking	64,813,018	21,976,920
Asset management	539,713,339	265,452,001
Strategic investments	2,894,217,916	3,280,242,681

Total segment assets	3,498,744,273	3,567,671,602
Unallocated corporate assets	4,771,948,379	6,958,618,685

Total assets	8,270,692,652	10,526,290,287

Segment liabilities
Asset management	492,039,337	249,257,201
Strategic investments	317,722,439	—

Total segment liabilities	809,761,776	249,257,201
Unallocated corporate liabilities	632,435,932	552,857,491

Total liabilities	1,442,197,708	802,114,692

Summary of group's revenue from external customers by geographical areas
The following table sets forth the Group’s revenue from contracts with customer by geographical areas based on the location of the customers:
For the year ended December
 31, 2018

	Investment banking	Asset management	Total
	HK$	HK$	HK$
Hong Kong	128,880,466	39,451,207	168,331,673
Mainland China	158,780,244	36,615,872	195,396,116
Others	930,419	2,879,907	3,810,326

	288,591,129	78,946,986	367,538,115

For the year ended December
 31, 2019

	Investment banking	Asset management	Total
	HK$	HK$	HK$
Hong Kong	118,086,900	21,441,042	139,527,942
Mainland China	300,078,498	92,797,260	392,875,758
United States	30,342,514	3,229,613	33,572,127
Others	7,448,000	6,582,449	14,030,449

	455,955,912	124,050,364	580,006,276

For the year ended December 31, 2020

	Investment banking	Asset management	Total
	HK$	HK$	HK$
Hong Kong	212,766,711	21,836,318	234,603,029
Mainland China	163,447,101	192,391,853	355,838,954
Others	111,068	16,710,074	16,821,142

	376,324,880	230,938,245	607,263,125